Transactions with Related Parties	12 Months Ended
Dec. 31, 2020
Transactions with Related Parties

4. Transactions with Related Parties

(a) Altair Travel Agency S.A (“Altair”): The Company uses the services of an affiliated travel agent, Altair, which is controlled by the Company’s Chairman of the Board and former CEO. Travel expenses for 2020, 2019 and 2018, were $179, $428 and $554, respectively, and are included in Vessels, net, in Vessel operating expenses, in General and administrative expenses and in Net income / (loss) from discontinued operations in the accompanying consolidated financial statements (Note 3). As at December 31, 2020 and 2019, an amount of $0 and $8, respectively, was payable to Altair and is included in Due to related parties in the accompanying consolidated balance sheets. In January 2021, the Company terminated its co-operation with Altair, at no cost.

(b) Steamship Shipbroking Enterprises Inc. (“Steamship Shipbroking”): Steamship Shipbroking, a company controlled by the Company’s Chairman of the Board and former CEO, provided, until March 1, 2020, brokerage services to the Company, pursuant to a Brokerage Services Agreement for a fixed fee. On March 1, 2020, the Company terminated the Steamship Shipbroking agreement, which was originally due to expire on March 31, 2020, at no cost.

For 2020, 2019 and 2018, total brokerage fees to Steamship Shipbroking amounted to $280, $2,100 and $2,145 respectively, and are included in General and administrative expenses in the accompanying consolidated statements of operations. As at December 31, 2019 an amount of $420 has been accrued for in connection with bonuses approved to Steamship Shipbroking and is included in Accrued liabilities in the accompanying 2019 consolidated balance sheets. As at December 31, 2020 and 2019, there was no amount due from or due to Steamship Shipbroking.

(c) Pure Brokerage and Shipping Corp.(“Pure Brokerage”): Pure Brokerage, a company controlled by the Company’s Non-Executive Director and major shareholder Mrs Aliki Paliou, provides brokerage services to the Company since June 15, 2020, pursuant to a Brokerage Services Agreement for a fixed monthly fee per each tanker vessel owned by the Company. Pure Shipbroking may also, from time to time, receive sale and purchase commissions and chartering commissions on the gross freight and hire revenue of the tanker vessels, depending on the respective charter parties’ terms.

For 2020, commissions and brokerage fees of continuing operations to Pure Brokerage amounted to $227 and $80, respectively, and are included in Voyage expenses and in General and administrative expenses in the accompanying consolidated statements of operations. Also for 2020, commissions of discontinued operations amounted to $56 and are included in Net income/(loss) from discontinued operations (Note 3). As at December 31, 2020, an amount of $68 was payable to Pure Brokerage and is included in Due to related parties in the accompanying consolidated balance sheets.

(d) Diana Shipping Inc. (“DSI”): In May 2013, the Company entered into an unsecured loan agreement of up to $50,000 with DSI, which was subsequently amended in 2015, 2016 and 2017. In May 2017, as discussed in Note 9, the Company issued 100 shares of its then newly-designated Series C Preferred Stock to DSI, in exchange for a reduction of $3,000 in the principal amount of the Company's then outstanding loan. Later, in June 2017, the Company refinanced the then existing loan for an amount of $87,617, including a $5,000 interest-bearing discount premium, which was payable at maturity in 2018. The loan, which was secured over all of the Company’s container vessels owned as of the date of refinancing, was gradually repaid in full up to July 2018, together with the discount premium, and thus the loan agreement was terminated. The weighted average interest rate of the DSI loan during 2018 was 6.12%. For 2018, interest expense incurred under the loan agreement with DSI amounted to $2,054 and the discount premium amortization amounted to $2,708. Interest expense and discount premium amortization are included in Net income / (loss) from discontinued operations in the accompanying consolidated financial statements (Note 3). On March 26, 2020, the Company re-purchased all 100 Series C preferred shares that were issued to DSI and consequently cancelled them (Note 9).

(e) $21,000 Investment by the Company’s Chairman of the Board and former CEO: In June and November 2019, under two separate transactions, the Company acquired the entities Taburao Shipping Company Inc., Tarawa Shipping Company Inc., and Rongelap Shipping Company Inc., which were affiliated with the Company’s CEO and Chairman of the Board, Mr. Symeon Palios, for an aggregate purchase price of $21,000. Prior to their acquisition by the Company, each of the three newly-acquired entities had signed contracts to purchase an Aframax tanker vessel each, the “Blue Moon”, the “Briolette” and the “P. Fos” from unaffiliated third-party sellers for a purchase price of $30,000, $30,000 and $26,000 respectively, and had paid advance deposits of $8,000, $2,000 and $11,000, respectively. The Company, in exchange for the aforementioned entities’ acquisition, agreed to pay a price equal to the aggregate deposits previously paid to the vessels’ sellers. The $10,000 aggregate purchase price for the previously signed contracts of the “Blue Moon” and the “Briolette” was paid in Company’s common shares at a per share price of $10.5, which was the undiscounted closing price of the Company’s common stock on the NASDAQ stock exchange on June 7, 2019. The $11,000 purchase price for the previously signed contract of the “P. Fos” was also paid in Company’s common shares at a per share price of $9.027, which was the undiscounted closing price of the Company’s common stock on the NASDAQ stock exchange on November 18, 2019. Both transactions, which were unanimously approved by the disinterested members of the board of directors of the Company, resulted in the issuance of an aggregate number of 2,170,947 common shares during 2019.

The “Blue Moon” and the “Briolette” were delivered to the Company charter-free in August and November 2019, respectively, and the Company paid the remaining balance of the purchase price through bank financing and cash on hand. The vessel “P. Fos ” was delivered to the Company charter-free in January 2020 and the balance of the purchase price payable under the contract of $15,000 was funded through bank financing and cash on hand (Notes 6 and 7).

(f) Diana Wilhelmsen Management Limited (“DWM”): In December 2019, the Company appointed Diana Wilhelmsen Management Limited to provide management services to the container vessels “Rotterdam” and “Domingo” for which the Company was paying a fixed monthly management fee, and commissions on the gross hire of the vessels. DWM was deemed a related party to the Company until the resignation of certain of the Company’s BOD members and officers, on the basis that, until February 2020, certain members of the Company’s management and board of directors also acted as board of directors’ members at DWM. For 2020 and 2019, management fees to DWM amounted to $116 and $5, respectively, while commissions to DWM for 2020 amounted to $21. Management fees and commissions to DWM are included in Net income/ (loss) from discontinued operations in the accompanying consolidated statements of operations (Note 3). As at December 31, 2020 and 2019, there was no amount due to or due from DWM.